                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009

Check here if Amendment: [ ]; Amendment Number: ____

     This Amendment (check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley Martin
Title: Vice President, Corporate Secretary and Chief Operating Officer
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/  Bradley Martin                     Toronto, ON   November 12, 2009
-------------------------------------

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         45
Form 13F Information Table Value Total: $6,785,115
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    028-12555              Hamblin Watsa Investment Counsel Ltd.
02    028-12556              V. Prem Watsa

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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                               SEPTEMBER 30, 2009

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
           COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- ----------- --------- -------------------- ---------- -------- ----------------
                                                                                                             VOTING AUTHORITY
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------
        NAME OF ISSUER         TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- ----------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
BALDWIN & LYONS INC CL B       CL B           057755209      22,734     969,875 SH       DEFINED       01,02 SOLE
BCE INC.                       COM            05534B760       6,592     268,300 SH       DEFINED       01,02 SOLE
BERKSHIRE HATHAWAY INC.        CL B           084670207         397         120 SH       DEFINED       01,02 SOLE
BERKSHIRE HATHAWAY INC.        CL A           084670108         404           4 SH       DEFINED       01,02 SOLE
BRISTOL-MYERS SQB              COM            110122108         225      10,000 SH       DEFINED       01,02 SOLE
BROWN & BROWN INC              COM            115236101         230      12,000 SH       DEFINED       01,02 SOLE
BURLINGTON NORTHN SANTA FE CP  COM            12189T104     166,476   2,088,000 SH       DEFINED       01,02 SOLE
CFS BANCORP INC.               COM            12525D102          44      10,000 SH       DEFINED       01,02 SOLE
CRESUD S A C I F Y A           SPONSORED ADR  226406106      25,450   1,977,500 SH       DEFINED       01,02 SOLE
DELL INC                       COM            24702R101     529,448  34,763,489 SH       DEFINED       01,02 SOLE
FIRST PLACE FINANCIAL/OHIO     COM            33610T109          30      10,000 SH       DEFINED       01,02 SOLE
FRONTIER COMMUNICATIONS CORP   COM            35906A108     116,952  15,593,600 SH       DEFINED       01,02 SOLE
GANNETT INC                    COM            364730101      18,993   1,520,659 SH       DEFINED       01,02 SOLE
GENERAL ELECTRIC CO            COM            369604103     435,671  26,597,770 SH       DEFINED       01,02 SOLE
GENERAL ELECTRIC CO            COM            369604103       8,354   2,620,000 SH  CALL DEFINED       01,02 SOLE
INTEL CORP                     COM            458140100     111,748   5,716,000 SH       DEFINED       01,02 SOLE
INTERNATIONAL COAL GRP INC NEW COM            45928H106     147,254  36,539,400 SH       DEFINED       01,02 SOLE
JOHNSON & JOHNSON              COM            478160104     418,634   6,884,300 SH       DEFINED       01,02 SOLE
KRAFT FOODS INC                CL A           50075N104     261,085   9,949,871 SH       DEFINED       01,02 SOLE
LEUCADIA NATL CORP             COM            527288104      16,677     676,000 SH       DEFINED       01,02 SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE 5.000%
                                  JAN 15 2013 52729NBM1     118,198 100,062,000 PRN      DEFINED       01,02 SOLE
LEVEL 3 COMMUNICATIONS INC     COM            52729N100     192,201 139,276,421 SH       DEFINED       01,02 SOLE
MAGNA INTL INC                 CL A           559222401     224,701   5,287,076 SH       DEFINED       01,02 SOLE
MERCK & CO. INC.               COM            589331107         253       8,000 SH       DEFINED       01,02 SOLE
MOHAWK INDS INC                COM            608190104         277       5,800 SH       DEFINED       01,02 SOLE
NAM TAI ELECTRS INC            COM            629865205         135      25,000 SH       DEFINED       01,02 SOLE
NEW YORK COMMUNITY BANCORP INC COM            649445103         285      25,000 SH       DEFINED       01,02 SOLE
NEWMARKET CORP                 COM            651587107         372       4,000 SH       DEFINED       01,02 SOLE
ODYSSEY RE HOLDINGS CORP       COM            67612W108   2,747,905  42,399,400 SH       DEFINED       01,02 SOLE
OFFICE DEPOT INC               COM            676220106         183      27,800 SH       DEFINED       01,02 SOLE
OLD REPUBLIC INTL CORPORATION  COM            680223104         243      20,000 SH       DEFINED       01,02 SOLE
OVERSTOCK.COM INC              COM            690370101      49,713   3,388,774 SH       DEFINED       01,02 SOLE
OVERSTOCK.COM INC              NOTE 3.750%
                                  DEC 01 2009 690370AB7      30,512  36,873,000 PRN      DEFINED       01,02 SOLE
PFIZER INC                     COM            717081103       3,986     241,300 SH       DEFINED       01,02 SOLE
PIER 1 IMPORTS INC             NOTE 6.375%
                                  2/15/11     720279AH1       2,341   2,500,000 PRN      DEFINED       01,02 SOLE
RYANAIR HLDGS PLC              SPONSORED ADR  783513104       5,636     194,200 SH       DEFINED       01,02 SOLE
SANDRIDGE ENERGY INC           COM            80007P307      11,426     881,600 SH       DEFINED       01,02 SOLE
STEWART ENTERPRISES INC        CL A           860370105      21,352   4,082,546 SH       DEFINED       01,02 SOLE
US BANCORP DEL                 COM NEW        902973304     346,620  15,870,900 SH       DEFINED       01,02 SOLE
USG Corp                       COM NEW        903293405     125,612   7,311,500 SH       DEFINED       01,02 SOLE
VIACOM INC - CL. B             CL B           92553P201      11,192     400,000 SH       DEFINED       01,02 SOLE
WAL-MART STORES INC            COM            931142103      10,784     220,000 SH       DEFINED       01,02 SOLE
WELLS FARGO & CO. NEW          COM            949746101     562,806  20,028,700 SH       DEFINED       01,02 SOLE
WESCO FINANCIAL CORP           COM            950817106         359       1,100 SH       DEFINED       01,02 SOLE
ZENITH NATL INS CORP           COM            989390109      30,625     991,100 SH       DEFINED       01,02 SOLE




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